UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549


                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2


 1.       Name and address of issuer:

          PATHFINDER TRUST
          4023 W. 6TH STREET
          LOS ANGELES, CA 90020

 2. Name of each series or class of funds for which this notice is filed:

          PATHFINDER FUND

 3.       Investment Company Act File Number:     811-5020

          Securities Act File Number:             33-11636

 4(a).    Last day of fiscal year for which this notice is filed:

          OCTOBER 31, 1998

 4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

 4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

 5.       Calculation of registration fee:

          (i)       Aggregate sale price of securities sold
                    during the fiscal year pursuant to section
                    24(f):
                         $ 2,209,163

          (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
                         $ 3,020,092

          (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
                         $   127,846

          (iv)      Total available redemption credits [add Items
                    5(ii) and 5(iii)]:
                         $ 3,147,938

          (v)       Net sales -- if Item 5(i) is greater than
                    Item 5(iv) [subtract Item 5(iv) from
                    Item 5(i)]:
                         $

          (vi)      Redemption credits available for use in
                    future years -- if Item 5(i) is less than
                    Item 5(iv) [subtract Item 5(iv) from
                    Item 5(i)]:
                         $ -938,775

          (vii)     Multiplier for determining registration fee:
                         .000278

          (viii)    Registration fee due [multiply Item 5(v) by
                    Item 5(vii)] (enter "0" if no fee is due):
                         $ 0

 6.       Prepaid Shares

               If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

               If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here:

 7.       Interest due -- if this Form is being filed more than
          90 days after the end of the issuer's fiscal year:
                    +    $

 8.       Total of the amount of the registration fee due plus
          any interest due [line 5(viii) plus line 7]:
                    =    $    0

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          Method of Delivery:

               [ ]  Wire Transfer

               [ ]  Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:            /S/  PATRICIA L. STEPHAN
                    PATRICIA L. STEPHAN
                    VICE PRESIDENT, SECRETARY


Date:     JANUARY 11, 1999